Intangible Assets - Summary of Changes In Intangible Assets (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets [Abstract]
Impairment loss	₩ (115)	₩ (52)	₩ (623)